Income Tax - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating losses	$ 24,542,949	$ 17,830,889
R&D credits	3,822,392	2,538,168
Stock compensation	2,974,242	2,344,902
Contingent consideration		767,763
Deferred revenue	7,465	8,039
Section 174 costs	4,041,814
Unrealized gains/losses	583,683	210,300
Deferred tax assets	35,972,545	23,700,061
Deferred tax liabilities:
Intangible assets		(803,937)
Property, plant and equipment, primarily due to differences in depreciation	(553,840)	(83,122)
Lease liability	(2,732,712)	(78,035)
Other	(99,272)	(83,931)
Deferred tax liabilities	(3,385,824)	(1,049,025)
Valuation allowance	$ (32,586,721)	(22,866,973)
Net deferred tax (liabilities)		$ (215,937)